Acquisition of Nova E-Commerce, Ltd.	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Business Combinations [Abstract]
Acquisition of Nova E-Commerce, Ltd.

NOTE 4 – ACQUISITION OF NOVA E-COMMERCE, LTD.

On August 29, 2017, pursuant to an Acquisition Agreement dated May 16, 2017, the Company acquired 100% ownership of Shenzhen Nova E-commerce, Ltd. (“Nova”) in exchange for 25,000,000 shares of Company Class C common stock. Nova is a Shenzhen Chinese corporation which was incorporated on May 26, 2016. Nova plans on operating an online store in China selling a wide range of products.

The acquisition has been accounted for as a recapitalization transaction in the accompanying consolidated financial statements. Accordingly, the financial position and results of operations of Nova prior to the August 29, 2017 date of acquisition have been excluded from the accompanying consolidated financial statements.

The carrying values of the assets and liabilities of Nova at the August 29, 2017 date of acquisition consisted of:

Cash	$-
Office equipment, net	13,628
Website development costs	92,035
Total assets	105,663

Accounts payable and accrued liabilities	24,651
Due to related party	135,865
Total liabilities	160,516

Excess of liabilities over assets	$54,853

The following proforma information (unaudited) summarizes the results of operations for the three and six months ended February 28, 2017 as if Nova was acquired on May 26, 2016 (Nova’s date of inception). The pro forma information is not necessarily indicative of the results that would have been reported had the transaction actually occurred on May 26, 2016, it is not intended to project results of operations for any future period.

	Three Months Ended February 28, 2017	Six Months Ended February 28, 2017
	(Unaudited)	(Unaudited)

Revenue	$-	$-

Operating expenses:
Employee compensation (including stock - based compensation of $48,333 and $48,333, respectively)	202,223	250,275
Consulting fees (including stock - based compensation of $231,667 and $231,667, respectively)	231,667	256,667
Professional fees	8,147	39,516
Marketing	7,751	138,209
Occupancy	38,708	81,072
Other	10,410	31,227
Total operating expenses	498,906	796,966
Loss from Operations	(498,906)	(796,966)
Other Income (expenses):
Gain on settlement of accounts payable and accrued liabilities	47,003	47,003
Gain on settlement of bank overdraft	-	572
Net Loss	$(451,903)	$(749,391)
Net Loss per share of Class A, Class B, and Class C common stock - basic and diluted	$(0.01)	$(0.02)
Weighted average number of Class A, Class B, and Class C Common Shares outstanding - basic and diluted	55,217,046	49,250,195

NOTE 4 – ACQUISITION OF NOVA E-COMMERCE, LTD.

On August 29, 2017, pursuant to an Acquisition Agreements dated May 16, 2017, the Company acquired 100% ownership of Shenzhen Nova E-commerce, Ltd. (“Nova”) in exchange for 25,000,000 shares of Company Class C common stock. Nova is a Shenzhen Chinese corporation which was incorporated on May 26, 2016. Nova plans on operating an online store in China selling a wide range of products.

The acquisition has been accounted for as a recapitalization transaction in the accompanying consolidated financial statements. Accordingly, the financial position and results of operations of Nova prior to the August 29, 2017 date of acquisition have been excluded from the accompanying consolidated financial statements.

The carrying values of the assets and liabilities of Nova at the August 29, 2017 date of acquisition consisted of:

Cash	$-
Office equipment, net	13,628
Website development costs	92,035
Total assets	105,663

Accounts payable and accrued liabilities	24,651
Due to related party	135,865
Total liabilities	160,516

Excess of liabilities over assets	$54,853

The following proforma information (unaudited) summaries the results of operations for the years ended August 31, 2017 and 2016 as if Nova was acquired on May 26, 2016 (Nova’s date of inception). The pro forma information is not necessarily indicative of the results that would have been reported had the transaction actually occurred on May 26, 2016, not is it intended to project results of operations for any future period.

	Year Ended August 31,
	2017	2016
	(Unaudited)

Revenue	$-	$-

Operating expenses:
Employee Compensation (including stock-based compensation of $193,333 and $0, respectively)	563,725	65,551
Consulting fees (including stock based compensation of $1,173,334 and $0, respectively)	1,198,334	-
Professional fees	98,677	-
Occupancy	85,188	57,508
Other	254,255	193,608
Total operating expenses	2,200,179	316,667
Loss from Operations	(2,200,179)	(316,667)
Other Income (expenses):
Gain on settlement of liabilities	47,575	-
Interest expense - related party	(10,409)	-
Other income (expenses) - net	37,166	-
Net Loss	$(2,163,013)	$(316,667)
Net Loss per share of Class A, Class B, and Class C common stock - basic and diluted	$(0.02)	$(0.05)
Weighted average number of Class A, Class B, and Class C Common Shares outstanding - basic and diluted	101,712,936	6,860,882